RESEARCH AND DEVELOPMENT COSTS AND GRANT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
6.	Research and development COSTS and grant

In 2011, the National Institutes of Health (“NIH”) issued a grant for an aggregate of $1.95 million for research and development of a medical device for dialysis patients, as a Phase II award under the U.S. government’s Small Business Technology Transfer program. The grant expires in September 2014. Vivonics, Inc. (an engineering firm) is the official grant recipient, Columbia is the academic partner, and Viatar CTC Solutions is the commercialization partner. During the six months ended June 30, 2014 and 2013, Vivonics paid $0 and $25,984, respectively, to Viatar CTC Solutions under the NIH grant for research services.

6.	Research and development and grant

During 2013 and 2012, Viatar conducted its research and development activities on the oncology projects through its own staff in Lowell, MA, as well as consultants and component manufacturers in the United States with expertise in specific technical and regulatory areas. During 2012, Viatar also engaged Mount Sinai School of Medicine in New York City.

During 2012, Vizio conducted research activities on medical devices for dialysis and congestive heart failure patients through its own staff in Walpole and Lowell, MA; it also engaged Columbia University (“Columbia”) and Bridgemedica LLC (“Bridgemedica”), as well as consultants and component manufacturers in the United States and Europe with expertise in specific technical areas. In the first quarter of 2013, Vizio discontinued support for those activities due to financial constraints and unresolved technical hurdles.

The Company owns or controls all of the intellectual property generated by employees and third parties, either via license agreements or contractual provisions. The Company’s contracts for research and development activities are generally for one year or at-will.

In 2011, the National Institutes of Health (“NIH”) issued a grant for an aggregate of $1.95 million for research and development of a medical device for dialysis patients, as a Phase II award under the U.S. government’s Small Business Technology Transfer program. The grant expires in 2014. Vivonics, Inc. (an engineering firm) is the official grant recipient, Columbia is the academic partner, and Vizio is the commercialization partner. In 2013, Vivonics paid $25,984 to Vizio under the NIH grant for research services.